Premises and Equipment	3 Months Ended
Mar. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 6 – PREMISES AND EQUIPMENT

Premises and equipment at March 31, 2012 (unaudited), December 31, 2011 and 2010 were as follows:

	March 31, 2012	December 31, 2011	December 31, 2010

Land	$2,772	$2,772	$2,772
Buildings	9,918	9,902	9,872
Furniture, fixtures and equipment	5,424	5,365	5,701
Construction in progress	—	3	2

	18,114	18,042	18,347

Less: Accumulated depreciation	(8,344)	(8,202)	(8,015)

Total	$9,770	$9,840	$10,332

Depreciation expense was $150 and $169 for the three months ended March 31, 2012 and 2011 (unaudited) and $646 and $703 for the years ended December 31, 2011 and 2010.